Ultra-Small Company Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of September 30, 2022
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.84%
Communication Services - 4.34%
comScore, Inc.* 27,700 $ 45,705
Cumulus Media, Inc.,
Class A* 188,995 1,328,635
Direct Digital Holdings,
Inc., Class A* 3,900 8,736
Harte Hanks, Inc.* 15,446 172,223
Salem Media Group, Inc.* 526,376 915,894
SPAR Group, Inc.* 120,200 174,290
Spok Holdings, Inc. 10,200 77,928
Townsquare Media, Inc.,
Class A* 53,600 389,136
TrueCar, Inc.* 37,800 57,078
Zedge, Inc., Class B* 16,700 39,412
3,209,037
Consumer Discretionary - 12.78%
AMCON Distributing Co.+ 2,380 499,800
American Outdoor Brands,
Inc.* 8,400 73,668
American Public
Education, Inc.* 14,500 132,530
Barnes & Noble Education,
Inc.* 16,000 38,400
Bassett Furniture
Industries, Inc. 25,387 398,068
Betterware de Mexico
SAPI de CV. 4,600 34,178
Big 5 Sporting Goods
Corp.+ 48,600 521,964
Brilliant Earth Group, Inc.,
Class A* 93,300 534,609
Cato Corp. (The), Class A 9,700 92,538
Charles & Colvard, Ltd.* 76,185 73,793
China Automotive
Systems, Inc.* 14,200 56,516
Citi Trends, Inc.* 29,900 463,749
Conn's, Inc.* 113,500 803,580
Crown Crafts, Inc. 41,600 240,448
Delta Apparel, Inc.* 15,590 218,104
Dixie Group, Inc. (The)* 25,600 27,648
Educational Development
Corp. 55,700 134,237
Envela Corp.*+ 10,000 50,600
Fossil Group, Inc.* 88,000 300,960
J Jill, Inc.* 11,452 190,218
JAKKS Pacific, Inc.* 52,100 1,007,093
Jerash Holdings US, Inc. 24,900 105,576
Kandi Technologies Group,
Inc.* 28,554 60,249
Lakeland Industries, Inc.* 15,300 176,409
Lincoln Educational
Services Corp.* 136,964 745,084
Industry Company Shares Value
Consumer Discretionary (continued)
Live Ventures, Inc.* 15,002 $ 375,800
Potbelly Corp.* 22,000 99,660
Red Robin Gourmet
Burgers, Inc.* 27,200 183,056
Tilly's, Inc., Class A+ 216,800 1,500,256
Vera Bradley, Inc.* 29,100 87,591
Vince Holding Corp.*+ 26,200 163,750
Weyco Group, Inc. 2,515 51,155
XpresSpa Group, Inc.* 16,700 12,776
9,454,063
Consumer Staples - 1.95%
Farmer Bros Co.* 29,200 136,948
Lifeway Foods, Inc.*+ 48,059 274,898
Mannatech, Inc. 23,388 486,470
Natural Alternatives
International, Inc.* 50,300 466,281
Natural Grocers by Vitamin
Cottage, Inc. 4,500 48,555
Natural Health Trends
Corp. 7,600 27,892
1,441,044
Energy - 8.14%
Adams Resources &
Energy, Inc. 4,600 137,080
American Resources
Corp.* 150,995 403,157
Ardmore Shipping Corp.* 45,300 413,589
Barnwell Industries, Inc.+ 80,030 211,279
Energy Services of
America Corp.* 15,000 42,900
ENGlobal Corp.* 7,700 9,702
Epsilon Energy, Ltd. 24,939 157,615
Evolution Petroleum Corp. 69,917 486,622
Forum Energy
Technologies, Inc.* 2,300 48,852
Hallador Energy Co.*+ 259,795 1,460,048
Mammoth Energy
Services, Inc.* 54,500 185,845
Mexco Energy Corp.* 5,768 93,557
NACCO Industries, Inc.,
Class A 26,913 1,265,718
Natural Gas Services
Group, Inc.* 11,116 111,605
NCS Multistage Holdings,
Inc.* 700 15,225
North American
Construction Group, Ltd. 1,703 16,298
PHX Minerals, Inc. 46,680 151,243
Smart Sand, Inc.* 183,318 285,976

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
Quarterly Report | September 30, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
VAALCO Energy, Inc.+ 120,000 $ 523,200
6,019,511
Financials - 13.46%
Acacia Research Corp.* 27,200 109,888
ACNB Corp. 3,900 117,156
AmeriServ Financial, Inc. 15,000 57,000
Ames National Corp. 1,800 39,924
Atlantic American Corp.+ 81,700 233,662
Bank7 Corp. 3,540 78,517
Blue Foundry Bancorp* 13,800 153,870
C&F Financial Corp. 3,000 160,500
CF Bankshares, Inc. 4,800 98,976
Chemung Financial Corp. 1,200 50,244
Citizens & Northern Corp. 2,800 67,704
Citizens Community
Bancorp, Inc. 43,900 534,263
Citizens Financial
Services, Inc. 100 7,000
Citizens, Inc.* 7,831 26,156
Community Financial Corp.
(The) 1,200 41,160
Community West
Bancshares 5,000 69,750
Consumer Portfolio
Services, Inc.*+ 118,098 858,572
Curo Group Holdings
Corp. 7,600 30,476
Eagle Bancorp Montana,
Inc. 2,700 51,300
Elevate Credit, Inc.* 607,000 667,700
First Bank 48 656
First United Corp. 3,117 51,586
FS Bancorp, Inc. 2,900 79,054
Greenhill & Co., Inc. 22,800 135,432
Guild Holdings Co.,
Class A 4,300 39,732
Investcorp Credit
Management BDC, Inc. 59,988 215,357
Kingstone Cos., Inc. 16,200 43,092
loanDepot, Inc., Class A 149,200 196,944
Logan Ridge Finance
Corp.* 20,483 356,609
Manhattan Bridge Capital,
Inc. 11,300 63,732
Manning & Napier, Inc. 125,795 1,543,505
Medallion Financial Corp. 163,759 1,149,588
Meridian Corp. 12,270 357,916
Nexpoint Real Estate
Finance, Inc. 3,200 47,936
Northeast Bank+ 6,685 245,139
Industry Company Shares Value
Financials (continued)
Northrim BanCorp, Inc. 1,400 $ 58,184
OP Bancorp 11,254 125,145
Portman Ridge Finance
Corp. 2,100 44,100
Pzena Investment
Management, Inc.,
Class A 13,300 126,084
Security National Financial
Corp., Class A* 174,366 1,107,224
Silvercrest Asset
Management Group,
Inc., Class A 20,344 332,624
Summit Financial Group,
Inc. 3,422 92,189
SuRo Capital Corp.+ 20,000 77,400
US Global Investors, Inc.,
Class A 3,753 10,771
9,953,817
Health Care - 28.75%
Accuray, Inc.* 50,900 105,872
Acumen Pharmaceuticals,
Inc.*+ 2,800 28,084
Agenus, Inc.* 600,300 1,230,615
Alimera Sciences, Inc.* 18,300 92,964
American Shared Hospital
Services* 209,067 541,484
Apollo Endosurgery, Inc.* 90,800 500,308
Apyx Medical Corp.* 6,700 30,083
ARCA biopharma, Inc.*+ 46,948 96,713
Assembly Biosciences,
Inc.* 14,200 23,288
Assertio Holdings, Inc.*+ 561,400 1,274,378
Athira Pharma, Inc.* 38,100 113,157
AVEO Pharmaceuticals,
Inc.* 53,000 436,190
Biocept, Inc.* 109,436 100,823
Cabaletta Bio, Inc.* 63,621 41,360
CareCloud, Inc.* 211,251 883,029
Clearside Biomedical, Inc.* 104,000 117,520
Co.-Diagnostics, Inc.*+ 305,500 980,655
Cumberland
Pharmaceuticals, Inc.*# 233,068 561,694
CVRx, Inc.* 8,700 81,171
Cyclacel Pharmaceuticals,
Inc.* 12,800 18,688
Diffusion Pharmaceuticals,
Inc.* 16,565 88,623
Dyne Therapeutics, Inc.* 10,400 132,080
Electromed, Inc.* 79,338 813,215
Enzo Biochem, Inc.* 168,600 375,978

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Eton Pharmaceuticals,
Inc.*+ 190,562 $ 400,180
Exagen, Inc.*+ 6,500 17,615
Eyenovia, Inc.* 47,900 93,645
FONAR Corp.* 47,300 669,295
Forte Biosciences, Inc.* 36,865 39,446
Harrow Health, Inc.* 221,400 2,672,298
Harvard Bioscience, Inc.* 139,383 356,820
Icosavax, Inc.* 8,052 25,444
IMARA, Inc.* 54,700 124,716
IRIDEX Corp.* 251,900 607,079
Kewaunee Scientific Corp.* 16,900 297,440
Kronos Bio, Inc.* 7,610 25,494
Lineage Cell Therapeutics,
Inc.*+ 227,000 256,510
Lipocine, Inc.* 425,664 191,549
MaxCyte, Inc.* 101,200 657,800
Milestone Scientific, Inc.* 243,700 192,523
Myomo, Inc.* 83,910 135,934
Neuronetics, Inc.* 55,951 177,924
Olema Pharmaceuticals,
Inc.* 2,987 8,244
Ovid therapeutics, Inc.* 315,100 579,784
Passage Bio, Inc.* 23,000 28,750
Pieris Pharmaceuticals,
Inc.* 116,500 133,975
Pro-Dex, Inc.* 1,700 30,124
ProPhase Labs, Inc.+ 51,888 585,297
Protara Therapeutics, Inc.* 24,800 73,408
Pulmatrix, Inc.*+ 9,700 34,629
Puma Biotechnology, Inc.* 26,000 61,620
Retractable Technologies,
Inc.* 66,434 131,539
SeaSpine Holdings Corp.* 39,500 224,360
Sensus Healthcare, Inc.* 23,100 289,443
Silverback Therapeutics,
Inc.* 20,344 107,416
Singular Genomics
Systems, Inc.*+ 11,900 29,750
Societal CDMO, Inc.* 249,600 406,848
Stereotaxis, Inc.* 66,200 119,160
SunLink Health Systems,
Inc.* 192,800 185,088
Sunshine Biopharma, Inc.* 286,100 221,012
Synthetic Biologics, Inc.* 16,128 15,902
Tactile Systems
Technology, Inc.* 212,666 1,656,668
TCR2 Therapeutics, Inc.* 33,410 60,138
Tela Bio, Inc.* 5,000 42,600
vTv Therapeutics, Inc.,
Class A* 27,018 26,207
XBiotech, Inc.* 41,300 149,506
Industry Company Shares Value
Health Care (continued)
XOMA Corp.* 200 $ 3,582
Zynex, Inc. 49,100 445,337
21,260,071
Industrials - 10.68%
Acme United Corp. 27,485 632,705
ARC Document Solutions,
Inc. 598,253 1,352,052
Avalon Holdings Corp.,
Class A* 14,700 38,955
BGSF, Inc. 4,500 49,995
Bowman Consulting
Group, Ltd.* 2,700 39,420
Broadwind, Inc.* 10,792 32,592
Civeo Corp.* 352 8,846
DLH Holdings Corp.* 100,700 1,235,589
Hudson Global, Inc.* 11,158 375,132
Hudson Technologies, Inc.* 175,200 1,287,720
Innovative Solutions &
Support, Inc.* 6,400 55,232
LS Starrett Co. (The),
Class A* 31,001 273,739
LSI Industries, Inc. 7,600 58,444
Mastech Digital, Inc.* 17,200 254,044
Mistras Group, Inc.* 99,300 442,878
Northwest Pipe Co.* 2,200 61,820
Orion Group Holdings,
Inc.* 23,965 63,267
Patriot Transportation
Holding, Inc. 12,400 97,464
Quad/Graphics, Inc.* 31,300 80,128
Quest Resource Holding
Corp.* 9,700 81,868
RCM Technologies, Inc.* 74,855 1,249,330
Sunworks, Inc.* 20,000 55,800
Virco Mfg. Corp.* 17,600 74,976
7,901,996
Information Technology - 12.01%
AstroNova, Inc.* 28,300 331,110
AudioEye, Inc.* 663 3,653
Aviat Networks, Inc.* 2,100 57,498
Bel Fuse, Inc., Class B 23,691 598,198
Coda Octopus Group,
Inc.* 2,900 15,660
Computer Task Group,
Inc.* 128,810 863,027
CoreCard Corp.*+ 3,401 74,040
Everspin Technologies,
Inc.* 17,950 103,931
Immersion Corp.* 23,300 127,917

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
Quarterly Report | September 30, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Information Services
Group, Inc. 23,548 $ 112,088
inTEST Corp.* 154,734 1,180,620
Issuer Direct Corp.* 1,068 21,680
KVH Industries, Inc.* 10,200 94,044
Mind CTI, Ltd. 5,600 11,704
Park City Group, Inc.* 6,427 34,384
Paysign, Inc.* 124,100 294,117
PCTEL, Inc. 196,141 925,786
RF Industries, Ltd.* 29,696 170,752
Richardson Electronics,
Ltd. 105,002 1,585,530
Schmitt Industries, Inc.* 61,502 127,309
SigmaTron International,
Inc.*+ 70,800 336,300
Synchronoss
Technologies, Inc.* 524,900 598,386
Taitron Components, Inc.,
Class A 68,200 263,252
TESSCO Technologies,
Inc.* 49,629 205,464
TSR, Inc.*+ 5,328 38,415
Universal Security
Instruments, Inc.*+ 100,600 388,316
Wayside Technology
Group, Inc. 2,500 67,200
Wireless Telecom Group,
Inc.* 191,592 249,070
8,879,451
Materials - 7.09%
Advanced Emissions
Solutions, Inc.* 306,164 835,828
AgroFresh Solutions, Inc.* 154,592 231,888
Ampco-Pittsburgh Corp.* 58,032 213,558
Ascent Industries Co.* 43,255 606,002
Caledonia Mining Corp.
PLC 26,535 260,574
Core Molding
Technologies, Inc.* 54,268 538,881
Flexible Solutions
International, Inc.* 55,300 91,245
Friedman Industries, Inc. 90,521 643,604
Gold Resource Corp. 936,148 1,544,644
Gulf Resources, Inc.* 81,460 271,262
Northern Technologies
International Corp. 252 3,354
5,240,840
Industry Company Shares Value
Real Estate - 0.64%
American Realty Investors,
Inc.*+ 8,000 $ 127,360
AMREP Corp.* 28,100 316,968
Maui Land & Pineapple
Co., Inc.* 3,200 29,472
473,800
TOTAL COMMON STOCKS - 99.84% 73,833,630
(Cost $80,844,676)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 1.78%
Fidelity Investments Money
Market Government
Portfolio Class I 2.74% 1,318,334
1,318,334
TOTAL MONEY MARKET FUND - 1.78% 1,318,334
(Cost $1,318,334)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 5.83%
Dreyfus Institutional
Preferred Government
Plus Money Market
Fund** 3.02% 4,311,606
4,311,606
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 5.83% 4,311,606
(Cost $4,311,606)
TOTAL INVESTMENTS
-
107.45%
$ 79,463,570
(Cost $86,474,616)
Liabilities in Excess of Other Assets - (7.45%) (5,509,859)
NET ASSETS - 100.00% $ 73,953,711
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $561,694, which is 0.76% of total net assets.
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2022.
^ Rate disclosed as of September 30, 2022.
+ This security or a portion of the security is out on loan as of
September 30, 2022. Total loaned securities had a value of
$5,782,569 as of September 30, 2022.
PLC - Public Limited Company

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 9/30/2022 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks
Financials $ 9,597,208 $ 356,609 $ – $ 9,953,817
Other
Industries (a) 63,879,813 – – 63,879,813
Total Common
Stocks 73,477,021 356,609 – 73,833,630
Money Market
Fund 1,318,334 – – 1,318,334
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending 4,311,606 – – 4,311,606
TOTAL
$79,106,961 $356,609 $– $79,463,570
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.